SUPPLEMENT DATED AUGUST 7, 2026
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED JUNE 30, 2026
FOR DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

AND

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED JUNE 30, 2026
FOR DELAWARE LIFE MASTERS PRIME® VARIABLE ANNUITY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Appendix A to the Prospectus is updated as follows:

Effective August 1, 2026, Templeton Asset Management, Ltd. replaced The Putnam Advisory Company, LLC as sub-adviser to the Putnam VT Global Asset Allocation Fund and the Putnam VT Global Health Care Fund.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE